Long-term assets - E.1.5. Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,711	$ 1,069
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	930	504
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	123	116
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	50	54
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	181	183
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Goodwill	12	12
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	217	4
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3